Overall Contribution by Giant Network, VIE, and Its Subsidiaries as well as Company and Other Entities within Group to Group's Total Net Income and Total Comprehensive Income (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2010 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2011 GIANT INTERACTIVE GROUP, INC. CNY	Dec. 31, 2010 GIANT INTERACTIVE GROUP, INC. CNY
Comprehensive Income (Loss) [Line Items]
Net income (loss) attributable to the Company's shareholders	$ 139,812,655	879,966,874	811,187,833	859,313,746	1,515,790,079	1,091,837,769	(635,823,205)	(280,649,936)
Other comprehensive loss		(100,725,366)	(87,734,291)				(100,725,366)	(87,734,291)
Comprehensive income	$ 123,809,006	779,241,508	723,453,542	813,780,445